Related party transactions and Directors' remuneration - Loans and deposits outstanding (Details) - Key Management Personnel and persons connected to them [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Loans outstanding beginning balance		£ 4.8	£ 9.2
Loans issued during the year	[1]	4.2	0.5
Loan repayments during the year/change of key management personnel	[2]	(1.8)	(4.9)
Loan outstanding ending balance		7.2	4.8
Deposits outstanding beginning balance		6.9	7.3
Deposits received during the year	[3]	24.8	25.7
Deposits repaid during the year/change of key management personnel	[4]	(24.8)	(26.1)
Deposits oustanding ending balance		£ 6.9	£ 6.9

[1]	Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel
[2]	Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel
[3]	Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.
[4]	Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel